As filed with the Securities and Exchange Commission on May 18, 2026

File Nos. 333-22075 and 811-08061

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 97	[X]

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 100	[X]
(Check appropriate box or boxes.)

Diamond Hill Funds

(Exact Name of Registrant as Specified in Charter)

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 226-5595

Sheelyn Michael, Diamond Hill Funds

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Name and Address of Agent for Service)

With copy to:

Michael V. Wible, Esq.

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

(614) 469-3200

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on June 17, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a) (1)
[ ]	on (date) pursuant to paragraph (a) (1)
[ ]	75 days after filing pursuant to paragraph (a) (2)
[ ]	on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No.97

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 94, as it relates to Diamond Hill High Income ETF (the “Fund”), a series of the Registrant, until June 17, 2026. Parts A and B of the Registrant’s Post-Effective Amendment No. 94, filed on February 6, 2026, are incorporated by reference herein. Part C is filed herewith.

DIAMOND HILL FUNDS

PART C. OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)	Articles of Incorporation.

(i)	Copy of Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust dated May 22, 2025, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 90, is hereby incorporated by reference.

(ii)	Copy of Amendment No. 1, dated February 12, 2026, to Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust, dated May 22, 2025, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 95, is hereby incorporated by reference.

(b)	By-Laws.

(i)	Copy of Amended and Restated By-Laws, dated as of November 14, 2018, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 69, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holders.

None other than in Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Contracts.

(i)	Copy of Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011 with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(ii)	Copy of Amended Exhibit A, dated as of August 21, 2025, to the Registrant’s Amended and Restated Investment Management Agreement dated as of November 17, 2011, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 93, is hereby incorporated by reference.

(iii)	Copy of Amended Exhibit A, dated as of [ ], 2026, to the Registrant’s Investment Management Agreement dated as of [ ], with Diamond Hill Capital Management, Inc., will be filed by subsequent amendment.

(iv)	Copy of Registrant’s Fee Waiver Agreement dated as of April 6, 2017, with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 60, is hereby incorporated by reference.

(e)	Underwriting Contracts.

(i)	Copy of Underwriting Agreement with BHIL Distributors, LLC, dated as of August 18, 2016, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(ii)	Copy of Underwriting Agreement Novation with BHIL Distributors, LLC which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 62, is hereby incorporated by reference.

(iii)	Form of Dealer’s Agreement, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(iv)	Copy of ETF Distribution Agreement dated August 21, 2025 with Foreside Financial Services, LLC, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 93, is hereby incorporated by reference.

(v)	Copy of Amended Exhibit A, dated as of [ ], 2026, to the ETF Distribution Agreement dated August 21, 2025 with Foreside Financial Services, LLC, will be filed by subsequent amendment.

(f)	Bonus or Profit Sharing Contracts.

None.

(g)	Custodian Agreements.

(i)	Copy of Registrant’s Master Custodian Agreement and Fee Schedule with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(ii)	Copy of Amendment dated October 13, 2015, to Fee Schedule dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Amendment No. 54, is hereby incorporated by reference.

(iii)	Copy of Amendment dated March 1, 2016, to Fee Schedule dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Amendment No. 54, is hereby incorporated by reference.

(iv)	Copy of Amended Appendix A, dated February 11, 2021, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(v)	Copy of Amendment, dated February 21, 2023, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 82, is hereby incorporated by reference.

(vi)	Copy of Amendment, dated August 21, 2024 to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 85, is hereby incorporated by reference.

(vii)	Copy of Amendment, dated May 22, 2025 to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 93, is hereby incorporated by reference.

(viii)	Copy of Amendment, dated August 22, 2025 to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 93, is hereby incorporated by reference.

(ix)	Copy of Amendment, dated [ ], 2026 to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, will be filed by subsequent amendment.

(h)	Other Material Contracts.

(i)	Copy of Registrant’s Amended and Restated Administrative and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(ii)	Copy of Amendment dated February 20, 2014 to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011, and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(iii)	Copy of Amended Schedule B, dated as of February 28, 2018, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(iv)	Copy of Amended Schedule A, dated as of May 22, 2025, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 90, is hereby incorporated by reference.

(v)	Copy of Amended Schedule B, dated February 28, 2026, to the Amended and Restated Administrative Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as amended and restated November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 95, is hereby incorporated by reference.

(vi)	Copy of Administrative Services Agreement, dated August 21, 2025 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 93, is hereby incorporated by reference.

(vii)	Copy of Amended Schedule A, dated as of [ ], 2026, to the Administrative Services Agreement, dated August 21, 2025 with Diamond Hill Capital Management, Inc., will be filed by subsequent amendment.

(viii)	Copy of Master Services Agreement between Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(ix)	Copy of Amendment, dated December 18, 2017, to the Master Services Agreement between Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(x)	Copy of Amended Schedule A, dated August 22, 2024, to the Master Services Agreement between Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 85, is hereby incorporated by reference.

(xi)	Copy of Amended Schedule A, dated May 22, 2025, to the Master Services Agreement between Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 93, is hereby incorporated by reference.

(xii)	Copy of Amendment No. 3 to the Master Services Agreement between Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, dated January 1, 2026, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 95, is hereby incorporated by reference.

(xiii)	Copy of ETF Master Services Agreement with Diamond Hill Capital Management, Inc. between Ultimus Fund Solutions, LLC, dated August 21, 2025, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 93, is hereby incorporated by reference.

(xiv)	Copy of Amendment No. 1 to the ETF Master Services Agreement between Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, dated January 1, 2026, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 95, is hereby incorporated by reference.

(xv)	Copy of Amended Schedule A, dated [ ], 2026, to the ETF Master Services Agreement between Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, will be filed by subsequent amendment.

(xvi)	Copy of Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(xvii)	Copy of First Amendment, dated November 19, 2015, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(xviii)	Copy of Second Amendment, dated February 10, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(xix)	Copy of Third Amendment, dated April 6, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Amendment No. 54, is hereby incorporated by reference.

(xx)	Copy of Fourth Amendment, dated July 8, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(xxi)	Copy of Fifth Amendment, dated July 26, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(xxii)	Copy of Sixth Amendment, dated October 12, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

(xxiii)	Copy of Seventh Amendment, dated November 14, 2017, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(xxiv)	Copy of Eighth Amendment, dated March 9, 2018, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

(xxv)	Copy of Ninth Amendment, dated February 14, 2019, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

(xxvi)	Copy of Tenth Amendment, dated March 1, 2019, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

(xxvii)	Copy of Eleventh Amendment, dated February 11, 2021, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(xxviii)	Copy of Twelfth Amendment, dated August 19, 2021, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 81, is hereby incorporated by reference.

(xxix)	Copy of Thirteenth Amendment, dated December 21, 2021, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 81, is hereby incorporated by reference.

(xxx)	Copy of Fourteenth Amendment, dated February 28, 2023, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 82, is hereby incorporated by reference.

(xxxi)	Copy of Fifteenth Amendment, dated August 21, 2024, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 85, is hereby incorporated by reference.

(xxxii)	Copy of Sixteenth Amendment, dated May 22, 2025, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Pre-Effective Amendment No. 1, dated July 29, 2025, is hereby incorporated by reference.

(xxxiii)	Copy of Seventeenth Amendment, dated August 21, 2025, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 93, is hereby incorporated by reference.

(xxxiv)	Copy of Eighteenth Amendment, dated [ ], 2026, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, will be filed by subsequent amendment.

(xxxv)	Copy of Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company, dated May 26, 2015, as amended by First Amendment dated as of June 19, 2015, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 47, is hereby incorporated by reference.

(xxxvi)	Copy of Second Amendment dated April 6, 2016, to Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company dated as of May 26, 2015, which was filed as an Exhibit to the Registrant’s Amendment No. 54, is hereby incorporated by reference.

(xxxvii)	Copy of Third Amendment dated May 5, 2016, to Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company dated as of May 26, 2015, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(xxxviii)	Copy of Fourth Amendment dated March 9, 2018, to Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company dated as of May 26, 2015, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(xxxix)	Copy of Fund of Funds Investment Agreement dated January 19, 2022, with State Street Bank Navigator Securities Lending Trust, which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 81, is hereby incorporated by reference.

(xxxx)	Copy of Amended and Restated Fund of Funds Investment Agreement dated July 23, 2025 with State Street Bank Navigator Securities Lending Trust, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 93, is hereby incorporated by reference.

(xxxxi)	Copy of Transfer Agency and Service Agreement dated August 21, 2025, with State Street Bank and Trust Company, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 93, is hereby incorporated by reference.

(xxxxii)	Copy of Amendment, dated [ ], 2026 to Transfer Agency and Service Agreement dated August 21, 2025, with State Street Bank and Trust Company, will be filed by subsequent amendment.

(i)	Legal Opinion.

(i)	Opinion and Consent of Counsel dated September 19, 2025, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 93, is hereby incorporated by reference.

(j)	None

(k)	Omitted Financial Statements. None.

(l)	Initial Capital Agreements.

Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)	Rule 12b-1 Plans.

(i)	Copy of Registrant's Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated February 28, 2021, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(ii)	Copy of Registrant's Amended Exhibit A, dated May 22, 2025, to the Amended and Restated Plan of Distribution Pursuant to Rule 12b-1, dated February 28, 2021, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 90, is hereby incorporated by reference.

(n)	Rule 18f-3 Plan.

(i)	Copy of Registrant's Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 as amended February 28, 2021, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(ii)	Copy of Registrant's Amended Schedule A, dated May 22, 2025, to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, dated February 28, 2021, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 90, is hereby incorporated by reference.

(o)	Reserved

(p)	Codes of Ethics.

(i)	Copy of the Revised Code of Ethics of Diamond Hill Funds and Diamond Hill Capital Management, Inc. dated November 1, 2025, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 95, is hereby incorporated by reference.

(q)	Copy of Powers of Attorney for John Arnold, Candace K. Beinecke, Peter Davidson, Jean D. Hamilton, William M. Kelly, Paul Lawler, Mehdi Mahmud, Mandakini Puri and Scott Sleyster are filed herewith.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None.

ITEM 30. INDEMNIFICATION

(a) Article VI of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its past, present and future Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

SECTION 6.7 LIABILITY OF THIRD PERSONS DEALING WITH TRUSTEES. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement (“Agreement”), the Underwriter has agreed to indemnify, defend, and hold the Registrant, its affiliates, and each of their respective trustees, officers, employees, representatives, and any person who controls or previously controlled the Registrant within the meaning of Section 15 of the 1933 Act, (collectively, the “Registrant Indemnitees”) free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) (collectively, “Losses”) that any Registrant Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise arising out of or based upon (i) the Underwriter’s breach of any of its obligations, representations, warranties or covenants contained in the Agreement; (ii) the Underwriter’s failure to comply with any applicable securities laws or regulations; or (iii) any claim that the Registration Statement, Prospectus, sales literature and advertising materials or other information filed or made public by the Registrant (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon and in conformity with information furnished to the Registrant by the Underwriter in writing. In no event shall anything contained in the Agreement be so construed as to protect the Registrant against any liability to the Underwriter to which the Registrant would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Agreement or by reason of its reckless disregard of its obligations under the Agreement.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

A. Diamond Hill Capital Management, Inc., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215 (“DHCM”), adviser to the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Mid Cap Fund, Diamond Hill Select Fund, Diamond Hill Large Cap Fund, Diamond Hill Large Cap Concentrated ETF, Diamond Hill Long-Short Fund, Diamond Hill International Fund, Diamond Hill Short Duration Securitized Bond Fund, Diamond Hill Securitized Total Return Fund, Diamond Hill Core Bond Fund, Diamond Hill Core Plus Bond Fund, Diamond Hill High Income ETF, Diamond Hill Micro Cap Fund LP and Diamond Hill Securitized Credit Fund, is a registered investment adviser.

(1) DHCM has engaged in no other business during the past two fiscal years.

(2) Information with respect to the directors and officers of DHCM is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act of 1940, as amended (File No. 801-32176).

ITEM 32. PRINCIPAL UNDERWRITERS

(a)	Foreside Financial Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	13D Activist Fund, Series of Northern Lights Fund Trust
2.	2nd Vote Funds
3.	AAMA Equity Fund, Series of Asset Management Fund
4.	AAMA Income Fund, Series of Asset Management Fund
5.	Adams Street Private Equity Navigator Fund LLC
6.	Adams Street Venture & Growth Fund
7.	Advisers Investment Trust
8.	AG Twin Brook Capital Income Fund
9.	Align Alternative Access Fund
10.	AltShares Trust
11.	American Beacon AHL Trend ETF, Series of American Beacon Select Funds
12.	American Beacon GLG Natural Resources ETF, American Beacon Select Funds
13.	American Beacon Ionic Inflation Protection ETF, American Beacon Select Funds
14.	Aristotle Funds Series Trust
15.	Aristotle Pacific Enhanced CLO Income Fund
16.	Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)
17.	Bow River Capital Evergreen Fund
18.	Connetic Venture Capital Access Fund
19.	Constitution Capital Access Fund, LLC
20.	Datum One Series Trust
21.	Diamond Hill Funds
22.	Diamond Hill Securitized Credit Fund

23.	Driehaus Mutual Funds
24.	EntrepreneurShares Series Trust
25.	FMI Funds, Inc.
26.	Impax Funds Series Trust I (f/k/a Pax World Funds Series Trust I)
27.	Impax Funds Series Trust III (f/k/a Pax World Funds Series Trust III)
28.	Inspire 100 ETF, Series of Northern Lights Fund Trust IV
29.	Inspire 500 ETF, Series of Northern Lights Fund Trust IV
30.	Inspire Corporate Bond ETF, Series of Northern Lights Fund Trust IV
31.	Inspire Fidelis Multi Factor ETF, Series of Northern Lights Fund Trust IV
32.	Inspire Global Hope ETF, Series of Northern Lights Fund Trust IV
33.	Inspire International ETF, Series of Northern Lights Fund Trust IV
34.	Inspire Growth ETF, Series of Northern Lights Fund Trust IV
35.	Inspire Small/Mid Cap ETF, Series of Northern Lights Fund Trust IV
36.	Inspire Capital Appreciation ETF, Series of the Northern Lights Fund Trust IV
37.	LifeX 2035 Income Bucket ETF, Series of Stone Ridge Trust
38.	LifeX 2050 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
39.	LifeX 2050 Longevity Income ETF, Series of Stone Ridge Trust
40.	LifeX 2055 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
41.	LifeX 2055 Longevity Income ETF, Series of Stone Ridge Trust
42.	LifeX 2060 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
43.	LifeX 2060 Longevity Income ETF, Series of Stone Ridge Trust
44.	LifeX 2065 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
45.	LifeX 2065 Longevity Income ETF, Series of Stone Ridge Trust
46.	LifeX Durable Income ETF, Series of Stone Ridge Trust
47.	Nomura Energy Transition ETF, Series of Nomura ETF Trust
48.	Nomura Focused Emerging Markets Equity ETF, Series of Nomura ETF Trust
49.	Nomura Focused International Core ETF, Series of Nomura ETF Trust
50.	Nomura Focused Large Growth ETF, Series of Nomura ETF Trust
51.	Nomura Global Listed Infrastructure ETF, Series of Nomura ETF Trust
52.	Nomura National High-Yield Municipal Bond ETF, Series of Nomura ETF Trust
53.	Nomura Tax-Free USA ETF, Series of Nomura ETF Trust
54.	Nomura Tax-Free USA Short Term ETF, Series of Nomura ETF Trust
55.	Nomura Transformational Technologies ETF, Series of Nomura ETF Trust
56.	Man ETF Series Trust
57.	Meketa Infrastructure Fund
58.	Nomura Alternative Income Fund
59.	Praxis Mutual Funds
60.	Primark Meketa Private Equity Investments Fund
61.	SA Funds – Investment Trust
62.	Sequoia Fund, Inc.
63.	Simplify Exchange Traded Funds
64.	Siren ETF Trust
65.	Stone Ridge Alternative Lending Risk Premium Fund, Series of Stone Ridge Trust V
66.	Stone Ridge Art Risk Premium Fund, Series of Stone Ridge Trust VIII
67.	Stone Ridge Reinsurance Risk Premium Interval Fund, Series of Stone Ridge Trust II
68.	Tactical Dividend and Momentum Fund, Series of Two Roads Shared Trust
69.	TCG Strategic Income Fund
70.	TCW ETF Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Jennifer A. Brunner	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)	Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained by the Registrant at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215; and/or by the Registrant’s custodian (and transfer agent for the Large Cap Concentrated ETF and High Income ETF only), State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA 02114; and the Registrant’s sub-administration service provider, sub-fund accountant, and sub-transfer agent (except for the Large Cap Concentrated ETF and High Income ETF), Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

ITEM 34. MANAGEMENT SERVICES

None.

ITEM 35. UNDERTAKINGS

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on May 18, 2026.

DIAMOND HILL FUNDS

By:	/s/ Mehdi Mahmud
Mehdi Mahmud
President (and in the capacity of Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ John P. Arnhold*	Trustee	May 18, 2026
John P. Arnhold

/s/ Candace K. Beinecke*	Trustee	May 18, 2026
Candace K. Beinecke

/s/ Peter W. Davidson*	Trustee	May 18, 2026
Peter W. Davidson

/s/ Jean D. Hamilton*	Trustee	May 18, 2026
Jean D. Hamilton

/s/ William M. Kelly*	Trustee	May 18, 2026
William M. Kelly

/s/ Paul J. Lawler*	Trustee	May 18, 2026
Paul J. Lawler

/s/ Mandakini Puri*	Trustee	May 18, 2026
Mandakini Puri

/s/ Scott Sleyster*	Trustee	May 18, 2026
Scott Sleyster

/s/ Mehdi Mahmud	Trustee (and in the capacity of Principal	May 18, 2026
Mehdi Mahmud	Executive Officer)

/s/ Brandon Webster	Chief Financial Officer (and in the capacity of	May 18, 2026
Brandon Webster	Principal Financial Officer)

*By:	/s/ Sheelyn Michael
Sheelyn Michael
on behalf of those indicated pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit Number	Description
(q)	Powers of Attorney